SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-23444)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 71	[X]
and

REGISTRATION STATEMENT (NO. 811-5628) UNDER THE INVESTMENT COMPANY ACT
OF 1940
Amendment No. 73	[X]

VANGUARD MALVERN FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[x]	on March 10, 2016, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[x]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 71 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 71 under the Investment Company Act of 1940, as amended (the “1940 Act”) to the registration statement on Form N-1A (the “Registration Statement”) of Vanguard Whitehall Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until March 10, 2016, the pending effective date of the Trust’s 68th Post-Effective Amendment. By way of further background:

• Post Effective Amendment No. 68 was filed under Rule 485(a) on December 21, 2015, for the purpose of adding Vanguard Core Bond Fund and Vanguard Emerging Markets Bond Fund, each a new series of the Trust, and which will be offered in an Investor Share Class and an Admiral Share Class. Post Effective Amendment No. 68 originally requested that the Amendment become effective March 5, 2016.

This Post-Effective Amendment No. 71 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 68 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 4th day of March, 2016.

VANGUARD MALVERN FUNDS

BY:___________/s/ F. William McNabb III*____

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	March 4, 2016
Officer
F. William McNabb
/s/ Emerson U. Fullwood*	Trustee	March 4, 2016
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	March 4, 2016
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	March 4, 2016
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	March 4, 2016
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	March 4, 2016
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	March 4, 2016
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	March 4, 2016
Scott C. Malpass
/s/ André F. Perold*	Trustee	March 4, 2016
André F. Perold
/s/ Alfred M. Rankin, Jr.*	Trustee	March 4, 2016
Alfred M. Rankin, Jr.
/s/ Peter F. Volanakis*	Trustee	March 4, 2016
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	March 4, 2016
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014, see File Number 2-17620, Incorporated by Reference.